Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

Our financial reporting and accounting policies conform to generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Key accounting policies that include significant judgments and estimates include the allowance for loan losses, the effective interest rate method (amortization of student loan and debt premiums and discounts), fair value measurements, goodwill and acquired intangible asset impairment assessments, and derivative accounting.

Consolidation

Consolidation

The consolidated financial statements include the accounts of SLM Corporation and its majority-owned and controlled subsidiaries and those Variable Interest Entities (“VIEs”) for which we are the primary beneficiary, after eliminating the effects of intercompany accounts and transactions.

We consolidate any VIEs where we have determined we are the primary beneficiary. The primary beneficiary is the entity which has both: (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE. As it relates to our securitized assets as of December 31, 2012, we are the servicer of the securitized assets and own the Residual Interest of the securitization trusts. As a result, we are the primary beneficiary of our securitization trusts and consolidate those trusts.

Fair Value Measurement

Fair Value Measurement

We use estimates of fair value in applying various accounting standards for our financial statements. Fair value measurements are used in one of four ways:

•	In the consolidated balance sheet with changes in fair value recorded in the consolidated statement of income;

•	In the consolidated balance sheet with changes in fair value recorded in the accumulated other comprehensive income section of the consolidated statement of changes in stockholders’ equity;

•	In the consolidated balance sheet for instruments carried at lower of cost or fair value with impairment charges recorded in the consolidated statement of income; and

•	In the notes to the financial statements.

Fair value is defined as the price to sell an asset or transfer a liability in an orderly transaction between willing and able market participants. In general, our policy in estimating fair value is to first look at observable market prices for identical assets and liabilities in active markets, where available. When these are not available, other inputs are used to model fair value such as prices of similar instruments, yield curves, volatilities, prepayment speeds, default rates and credit spreads (including for our liabilities), relying first on observable data from active markets. Depending on current market conditions, additional adjustments to fair value may be based on factors such as liquidity, credit, and bid/offer spreads. Transaction costs are not included in the determination of fair value. When possible, we seek to validate the model’s output to market transactions. Depending on the availability of observable inputs and prices, different valuation models could produce materially different fair value estimates. The values presented may not represent future fair values and may not be realizable.

We categorize our fair value estimates based on a hierarchical framework associated with three levels of price transparency utilized in measuring financial instruments at fair value. Classification is based on the lowest level of input that is significant to the fair value of the instrument. The three levels are as follows:

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Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access at the measurement date. The types of financial instruments included in level 1 are highly liquid instruments with quoted prices.

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Level 2 — Inputs from active markets, other than quoted prices for identical instruments, are used to determine fair value. Significant inputs are directly observable from active markets for substantially the full term of the asset or liability being valued.

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Level 3 — Pricing inputs significant to the valuation are unobservable. Inputs are developed based on the best information available. However, significant judgment is required by us in developing the inputs.

Loans

Loans

Loans, consisting primarily of federally insured student loans and Private Education Loans, that we have the ability and intent to hold for the foreseeable future are classified as held-for-investment and are carried at amortized cost. Amortized cost includes the unamortized premiums, discounts, and capitalized origination costs and fees, all of which are amortized to interest income as further discussed below. Loans which are held-for-investment also have an allowance for loan loss as needed. Any loans we have not classified as held-for-investment are classified as held-for-sale, and carried at the lower of cost or fair value. Loans are classified as held-for-sale when we have the intent and ability to sell such loans. Loans which are held-for-sale do not have the associated premium, discount, and capitalized origination costs and fees amortized into interest income. In addition, once a loan is classified as held-for-sale, there is no further adjustment to the loan’s allowance for loan losses that existed immediately prior to the reclassification to held-for-sale.

As market conditions permit, we may securitize loans as a source of financing for those loans. If we elect to use a securitization program to finance loans, loans are selected based on the required characteristics to structure the desired transaction at the most favorable financing terms (e.g., type of loan, mix of interim vs. repayment status, credit rating and maturity dates). Due to some of the structuring terms, certain transactions may qualify for sale treatment while others do not qualify for sale treatment and are recorded as financings.

All of our student loans, except for those which were sold under ED’s Purchase Program, as defined and discussed in Note 6, “Borrowings,” are initially categorized as held-for-investment until there is certainty as to each specific loan’s ultimate financing because we do not securitize all loans and currently all of our securitizations do not qualify for sale treatment. It is only when we have selected the loans to securitize and that securitization transaction qualifies as a sale do we transfer the loans into the held-for-sale classification and carry them at the lower of cost or fair value. If we anticipate recognizing a gain related to the impending securitization, then the fair value of the loans is higher than their respective cost basis and no valuation allowance is recorded.

Student Loan Income

Student Loan Income

For loans classified as held-for-investment, we recognize student loan interest income as earned, adjusted for the amortization of premiums and capitalized direct origination costs, accretion of discounts, and Repayment Borrower Benefits. These adjustments result in income being recognized based upon the expected yield of the loan over its life after giving effect to prepayments and extensions, and to estimates related to Repayment Borrower Benefits. The estimate of the prepayment speed includes the effect of consolidations, voluntary prepayments and student loan defaults, all of which shorten the life-of-loan. Prepayment speed estimates also consider the utilization of deferment, forbearance and extended repayment plans which lengthen the life-of-loan. For Repayment Borrower Benefits, the estimates of their effect on student loan yield are based on analyses of historical payment behavior of customers who are eligible for the incentives and its effect on the ultimate qualification rate for these incentives. We regularly evaluate the assumptions used to estimate the prepayment speeds and the qualification rates used for Repayment Borrower Benefits. In instances where there are changes to the assumptions, amortization is adjusted on a cumulative basis to reflect the change since the acquisition of the loan. We also pay an annual 105 basis point Consolidation Loan Rebate Fee on FFELP Consolidation Loans which is netted against student loan interest income. Additionally, interest earned on student loans reflects potential non-payment adjustments in accordance with our uncollectible interest recognition policy as discussed further in “Allowance for Loan Losses” of this Note 2. We do not amortize any premiums, discounts or other adjustments to the basis of student loans when they are classified as held-for-sale.

Allowance for Loan Losses

Allowance for Loan Losses

We consider a loan to be impaired when, based on current information, a loss has been incurred and it is probable that we will not receive all contractual amounts due. When making our assessment as to whether a loan is impaired, we also take into account more than insignificant delays in payment. We generally evaluate impaired loans on an aggregate basis by grouping similar loans. Impaired loans also include those loans which are individually assessed and measured for impairment at a loan level, such as in a troubled debt restructuring (“TDR”). We maintain an allowance for loan losses at an amount sufficient to absorb losses incurred in our portfolios at the reporting date based on a projection of estimated probable credit losses incurred in the portfolio.

In determining the allowance for loan losses on our non-TDR portfolio, we estimate the principal amount of loans that will default over the next two years (two years being the expected period between a loss event and default) and how much we expect to recover over time related to the defaulted amount. Expected defaults less our expected recoveries equal the allowance related to this portfolio. Our historical experience indicates that, on average, the time between the date that a customer experiences a default causing event (i.e., the loss trigger event) and the date that we charge off the unrecoverable portion of that loan is two years. Separately, for our TDR portfolio, we estimate an allowance amount sufficient to cover life-of-loan expected losses through an impairment calculation based on the difference between the loan’s basis and the present value of expected future cash flows (which would include life-of-loan default and recovery assumptions) discounted at the loan’s original effective interest rate (see “Allowance for Private Education Loan Losses” to this Note 2). The separate allowance estimates for our TDR and non-TDR portfolios, are combined into our total Allowance for Private Education Loan losses.

In estimating both the non-TDR and TDR allowance amounts, we start with historical experience of customer default behavior. We make judgments about which historical period to start with and then make further judgments about whether that historical experience is representative of future expectations and whether additional adjustments may be needed to those historical default rates. We also take the economic environment into consideration when calculating the allowance for loan losses. We analyze key economic statistics and the effect we expect it to have on future defaults. Key economic statistics analyzed as part of the allowance for loan losses are unemployment rates and other asset type delinquency rates. More judgment has been required over the last several years, compared with years prior, in light of the recent downturn in the U.S. economy and high levels of unemployment and its effect on our customer’s ability to pay their obligations.

Our allowance for loan losses is estimated using an analysis of delinquent and current accounts. Our model is used to estimate the likelihood that a loan receivable may progress through the various delinquency stages and ultimately charge off. The evaluation of the allowance for loan losses is inherently subjective, as it requires material estimates that may be susceptible to significant changes. The estimate for the allowance for loan losses is subject to a number of assumptions. If actual future performance in delinquency, charge-offs and recoveries are significantly different than estimated, this could materially affect our estimate of the allowance for loan losses and the related provision for loan losses on our income statement.

Below we describe in further detail our policies and procedures for the allowance for loan losses as they relate to our Private Education Loan and FFELP Loan portfolios.

Allowance for Private Education Loan Losses

Allowance for Private Education Loan Losses

We determine the collectability of our Private Education Loan portfolio by evaluating certain risk characteristics. We consider school type, credit score (FICO), existence of a cosigner, loan status and loan seasoning as the key credit quality indicators because they have the most significant effect on our determination of the adequacy of our allowance for loan losses. The type of school customers attend can have an impact on their job prospects after graduation and therefore affects their ability to make payments. Credit scores are an indicator of the creditworthiness of a customer and generally the higher the credit score the more likely it is the customer will be able to make all of their contractual payments. Loan status affects the credit risk because generally a past due loan is more likely to result in a credit loss than an up-to-date loan. Additionally, loans in a deferred payment status have different credit risk profiles compared with those in current pay status. Loan seasoning affects credit risk because a loan with a history of making payments generally has a lower incidence of default than a loan with a history of making infrequent or no payments. The existence of a cosigner lowers the likelihood of default. We monitor and update these credit quality indicators in the analysis of the adequacy of our allowance for loan losses on a quarterly basis.

To estimate the probable credit losses incurred in the loan portfolio at the reporting date, we use historical experience of customer payment behavior in connection with the key credit quality indicators and incorporate management expectation regarding macroeconomic and collection procedure factors. Our model is based upon the most recent six months of actual collection experience, seasonally adjusted, as the starting point and applies expected macroeconomic changes and collection procedure changes to estimate expected losses caused by loss events incurred as of the balance sheet date. Our model places a greater emphasis on the more recent default experience rather than the default experience for older historical periods, as we believe the recent default experience is more indicative of the probable losses incurred in the loan portfolio today. Similar to estimating defaults, we use historical customer payment behavior to estimate the timing and amount of future recoveries on charged-off loans. We use judgment in determining whether historical performance is representative of what we expect to collect in the future. We then apply the default and collection rate projections to each category of loans. Once the quantitative calculation is performed, we review the adequacy of the allowance for loan losses and determine if qualitative adjustments need to be considered. Additionally, we consider changes in laws and regulations that could potentially impact the allowance for loan losses. More judgment has been required over the last several years, compared with years prior, in light of the U.S. economy and its effect on our customer’s ability to pay their obligations. We believe that our model reflects recent customer behavior, loan performance, and collection performance, as well as expectations about economic factors.

Similar to the rules governing FFELP payment requirements, our collection policies allow for periods of nonpayment for customers requesting additional payment grace periods upon leaving school or experiencing temporary difficulty meeting payment obligations. This is referred to as forbearance status and is considered separately in our allowance for loan losses. The loss confirmation period is in alignment with our typical collection cycle and takes into account these periods of nonpayment.

On July 1, 2011, we adopted new guidance that clarified when a loan restructuring constitutes a TDR. In applying the new guidance we determined that certain Private Education Loans for which we grant forbearance of greater than three months should be classified as TDRs. If a loan meets the criteria for troubled debt accounting then an allowance for loan losses is established which represents the present value of the losses that are expected to occur over the remaining life of the loan. This accounting results in a higher allowance for loan losses than our previously established allowance for these loans as our previous allowance for these loans represented an estimate of charge-offs expected to occur over the next two years (two years being our loss confirmation period). The new accounting guidance was effective as of July 1, 2011 but was required to be applied retrospectively to January 1, 2011. This resulted in $124 million of additional provision for loan losses in the third quarter of 2011 from approximately $3.8 billion of student loans being classified as TDRs. This new accounting guidance is only applied to certain customers who use their fourth or greater month of forbearance since the time period this new guidance is effective. This new accounting guidance has the effect of accelerating the recognition of expected losses related to our Private Education Loan portfolio. The increase in the provision for losses as a result of this new accounting guidance does not reflect a decrease in credit expectations of the portfolio or an increase in the expected life-of-loan losses related to this portfolio. We believe forbearance is an accepted and effective collections and risk management tool for Private Education Loans. We plan to continue to use forbearance and as a result, we expect to have additional loans classified as TDRs in the future (see “Note 4 — Allowance for Loan Losses” for a further discussion on the use of forbearance as a collection tool).

As part of concluding on the adequacy of the allowance for loan losses, we review key allowance and loan metrics. The most relevant of these metrics considered are the allowance coverage of charge-offs ratio; the allowance as a percentage of total loans and of loans in repayment; and delinquency and forbearance percentages.

Certain Private Education Loans do not require customers to begin repayment until six months after they have graduated or otherwise left school. Consequently, our loss estimates for these programs are generally low while the customer is in school. At December 31, 2012, 15 percent of the principal balance in the higher education Private Education Loan portfolio was related to customers who are in an in-school/grace/deferment status and not required to make payments. As this population of customers leaves school, they will be required to begin payments on their loans, and the allowance for loan losses may change accordingly.

We consider a loan to be delinquent 31 days after the last payment was contractually due. We use a model to estimate the amount of uncollectible accrued interest on Private Education Loans and reserve for that amount against current period interest income.

In general, Private Education Loan principal is charged off against the allowance when at the end of the month the loan exceeds 212 days past due. The charged-off amount equals the estimated loss of the defaulted loan balance. Actual recoveries, as they are received, are applied against the remaining loan balance that was not charged off. If periodic recoveries are less than originally expected, the difference results in immediate additional provision expense and charge-off of such amount.

Allowance for FFELP Loan Losses

Allowance for FFELP Loan Losses

FFELP Loans are insured as to their principal and accrued interest in the event of default subject to a Risk Sharing level based on the date of loan disbursement. These insurance obligations are supported by contractual rights against the United States. For loans disbursed after October 1, 1993, and before July 1, 2006, we receive 98 percent reimbursement on all qualifying default claims. For loans disbursed on or after July 1, 2006, we receive 97 percent reimbursement. For loans disbursed prior to October 1, 1993, we receive 100 percent reimbursement.

Similar to the allowance for Private Education Loan losses, the allowance for FFELP Loan losses uses historical experience of customer default behavior and a two-year loss confirmation period to estimate the credit losses incurred in the loan portfolio at the reporting date. We apply the default rate projections, net of applicable Risk Sharing, to each category for the current period to perform our quantitative calculation. Once the quantitative calculation is performed, we review the adequacy of the allowance for loan losses and determine if qualitative adjustments need to be considered.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents includes term federal funds, Eurodollar deposits, commercial paper, asset-backed commercial paper, treasuries, money market funds and bank deposits with original terms to maturity of less than three months.

Restricted Cash and Investments

Restricted Cash and Investments

Restricted cash primarily includes amounts held in student loan securitization trusts and other secured borrowings. This cash must be used to make payments related to trust obligations. Amounts on deposit in these accounts are primarily the result of timing differences between when principal and interest is collected on the trust assets and when principal and interest is paid on trust liabilities.

In connection with our tuition payment plan product, we receive payments from customers that in turn are owed to schools. This cash, a majority of which has been deposited at the Bank, our Utah industrial bank subsidiary, is held in escrow for the beneficial owners. In addition, the cash rebates that Upromise members earn from qualifying purchases from Upromise’s participating companies are held in trust for the benefit of the members. This cash is held pursuant to a trust document until distributed in accordance with the Upromise member’s request and/or the terms of the Upromise service agreement. Upromise, which acts as the trustee for the trust, has deposited a majority of the cash with the Bank pursuant to a money market deposit account agreement between the Bank and Upromise as trustee of the trust. Subject to capital requirements and other laws, regulations and restrictions applicable to Utah industrial banks, the cash that is deposited with the Bank in connection with the tuition payment plan and the Upromise rebates described above is not restricted and, accordingly, is not included in restricted cash and investments in our consolidated financial statements, as there is no restriction surrounding our use of the funds.

Securities pledged as collateral related to our derivative portfolio, where the counterparty has rights to replace the securities, are classified as restricted. When the counterparty does not have these rights, the security is recorded in investments and disclosed as pledged collateral in the notes. Additionally, certain counterparties require cash collateral pledged to us to be segregated and held in restricted cash accounts. Cash balances that our indentured trusts deposit in guaranteed investment contracts that are held in trust for the related note holders are classified as restricted investments. Finally, cash received from lending institutions that is invested pending disbursement for student loans is restricted and cannot be disbursed for any other purpose.

Investments

Investments

Our available-for-sale investment portfolio consists of investments that are AAA equivalent securities and are carried at fair value, with the temporary changes in fair value carried as a separate component of stockholders’ equity, net of taxes. The amortized cost of debt securities in this category is adjusted for amortization of premiums and accretion of discounts, which are amortized using the effective interest rate method. Other-than-temporary impairment is evaluated by considering several factors, including the length of time and extent to which the fair value has been less than the amortized cost basis, the financial condition and near-term prospects of the security (considering factors such as adverse conditions specific to the security and ratings agency actions), and the intent and ability to retain the investment to allow for an anticipated recovery in fair value. The entire fair value loss on a security that is other-than-temporary impairment is recorded in earnings if we intend to sell the security or if it is more likely than not that we will be required to sell the security before the expected recovery of the loss. However, if the impairment is other-than-temporary, and those two conditions do not exist, the portion of the impairment related to credit losses is recorded in earnings and the impairment related to other factors is recorded in other comprehensive income. Securities classified as trading are accounted for at fair value with unrealized gains and losses included in investment income. Securities that we have the intent and ability to hold to maturity are classified as held-to-maturity and are accounted for at amortized cost unless the security is determined to have an other-than-temporary impairment. In this case it is accounted for in the same manner described above.

We also have other investments, including a receivable for cash collateral posted to derivative counterparties and our remaining investment in leveraged aircraft leases. These investments are accounted for at amortized cost net of impairments in other investments.

Interest Expense

Interest Expense

Interest expense is based upon contractual interest rates adjusted for the amortization of debt issuance costs and premiums and the accretion of discounts. Our interest expense may also be adjusted for net payments/receipts related to interest rate and foreign currency swap agreements and interest rate futures contracts that qualify and are designated as hedges. Interest expense also includes the amortization of deferred gains and losses on closed hedge transactions that qualified as hedges. Amortization of debt issuance costs, premiums, discounts and terminated hedge-basis adjustments are recognized using the effective interest rate method.

In addition, three Private Education Loan securitizations issued in 2009 were callable at 93 or 94 percent of the outstanding principal (depending on the terms of the note). Two of these bonds have already been called and we have concluded that it is probable we will call the remaining bond at the call date at the designated discount. Probability is based on our assessment that this bond will be refinanced at the call date at or lower than a breakeven cost of funds based on the call discount. As a result, we are accreting this call discount as a reduction to interest expense through the first call date using the effective interest rate method. The bond is first callable in August 2013. We have accreted approximately $58 million, cumulatively, as a reduction of interest expense through December 31, 2012 related to the bond. If it becomes less than probable we will call this bond at a future date, it will result in us reversing this prior accretion as a cumulative catch-up adjustment.

Transfer of Financial Assets and Extinguishments of Liabilities

Transfer of Financial Assets and Extinguishments of Liabilities

We account for loan sales and debt repurchases in accordance with the applicable accounting guidance. Our securitizations, indentured trust debt, ABCP borrowings, ED Conduit Program Facility and ED Participation Program Facility are accounted for as on-balance sheet secured borrowings. See “Securitization Accounting” of this Note 2 for further discussion on the criteria assessed to determine whether a transfer of financial assets is a sale or a secured borrowing and Note 6, “Borrowings,” for further discussion on the ED Funding Programs. If a transfer of loans qualifies as a sale we derecognize the loan and recognize a gain or loss as the difference between the carry basis of the loan sold and liabilities retained and the compensation received.

We periodically repurchase our outstanding debt in the open market or through public tender offers. We record a gain or loss on the early extinguishment of debt based upon the difference between the carrying cost of the debt and the amount paid to the third party and is net of hedging gains and losses when the debt is in a qualifying hedge relationship.

We recognize the results of a transfer of loans and the extinguishment of debt based upon the settlement date of the transaction.

Securitization Accounting

Securitization Accounting

Our securitizations use a two-step structure with a special purpose entity that legally isolates the transferred assets from us, even in the event of bankruptcy. Transactions receiving sale treatment are also structured to ensure that the holders of the beneficial interests issued are not constrained from pledging or exchanging their interests, and that we do not maintain effective control over the transferred assets. If these criteria are not met, then the transaction is accounted for as an on-balance sheet secured borrowing. In all cases, irrespective of whether they qualify as accounting sales our securitizations are legally structured to be sales of assets that isolate the transferred assets from us. If a securitization qualifies as a sale, we then assess whether we are the primary beneficiary of the securitization trust and are required to consolidate such trust. (See “Consolidation” of this Note 2.) If we are the primary beneficiary then no gain or loss is recognized. See “Consolidation” of this Note 2 for additional information regarding the accounting rules for consolidation when we are the primary beneficiary of these trusts.

Irrespective of whether a securitization receives sale or on-balance sheet treatment, our continuing involvement with our securitization trusts is generally limited to:

•	Owning the equity certificates of certain trusts.

•	The servicing of the student loan assets within the securitization trusts, on both a pre- and post-default basis.

•	Our acting as administrator for the securitization transactions we sponsored, which includes remarketing certain bonds at future dates.

•	Our responsibilities relative to representation and warranty violations.

•	Temporarily advancing to the trust certain borrower benefits afforded the borrowers of student loans that have been securitized. These advances subsequently are returned to us in the next quarter.

•	Certain back-to-back derivatives entered into by us contemporaneously with the execution of derivatives by certain Private Education Loan securitization trusts.

•	The option held by us to buy certain delinquent loans from certain Private Education Loan securitization trusts.

•	The option to exercise the clean-up call and purchase the student loans from the trust when the asset balance is 10 percent or less of the original loan balance.

•	The option (in certain trusts) to call rate reset notes in instances where the remarketing process has failed.

•	The option (in certain trusts that were TALF eligible in 2009) to call the outstanding bonds at a discount to par at a future date

The investors of the securitization trusts have no recourse to our other assets should there be a failure of the trusts to pay when due. Generally, the only arrangements under which we have to provide financial support to the trusts are representation and warranty violations requiring the buyback of loans.

Under the terms of the transaction documents of certain trusts, we have, from time to time, exercised our options to purchase delinquent loans from Private Education Loan trusts, to purchase the remaining loans from trusts once the loan balance falls below 10 percent of the original amount, or to call rate reset notes. Certain trusts maintain financial arrangements with third parties also typical of securitization transactions, such as derivative contracts (swaps) and bond insurance policies that, in the case of a counterparty failure, could adversely impact the value of any Residual Interest.

We do not record servicing assets or servicing liabilities when our securitization trusts are accounted for as on-balance sheet secured financings. As of December 31, 2012 and 2011, all of our securitization trusts are on-balance sheet and as a result we do not have servicing assets or liabilities recorded on the consolidated balance sheet related to our securitization trusts.

Derivative Accounting

Derivative Accounting

The accounting guidance for our derivative instruments, which includes interest rate swaps, cross-currency interest rate swaps, interest rate futures contracts, interest rate cap contracts and Floor Income Contracts, requires that every derivative instrument, including certain derivative instruments embedded in other contracts, be recorded at fair value on the balance sheet as either an asset or liability. Derivative positions are recorded as net positions by counterparty based on master netting arrangements (see “Note 7 — Derivative Financial Instruments — Risk Management Strategy”) exclusive of accrued interest and cash collateral held or pledged.

Many of our derivatives, mainly interest rate swaps hedging the fair value of fixed-rate assets and liabilities, and cross-currency interest rate swaps, qualify as effective hedges. For these derivatives, the relationship between the hedging instrument and the hedged items (including the hedged risk and method for assessing effectiveness), as well as the risk management objective and strategy for undertaking various hedge transactions at the inception of the hedging relationship, is documented. Each derivative is designated to either a specific (or pool of) asset(s) or liability(ies) on the balance sheet or expected future cash flows, and designated as either a “fair value” or a “cash flow” hedge. Fair value hedges are designed to hedge our exposure to changes in fair value of a fixed rate or foreign denominated asset or liability, while cash flow hedges are designed to hedge our exposure to variability of either a floating rate asset’s or liability’s cash flows or an expected fixed rate debt issuance. For effective fair value hedges, both the derivative and the hedged item (for the risk being hedged) are marked-to-market with any difference reflecting ineffectiveness and recorded immediately in the statement of income. For effective cash flow hedges, the change in the fair value of the derivative is recorded in other comprehensive income, net of tax, and recognized in earnings in the same period as the earnings effects of the hedged item. The ineffective portion of a cash flow hedge is recorded immediately through earnings. The assessment of the hedge’s effectiveness is performed at inception and on an ongoing basis, generally using regression testing. For hedges of a pool of assets or liabilities, tests are performed to demonstrate the similarity of individual instruments of the pool. When it is determined that a derivative is not currently an effective hedge, ineffectiveness is recognized for the full change in value of the derivative with no offsetting mark-to-market of the hedged item for the current period. If it is also determined the hedge will not be effective in the future, we discontinue the hedge accounting prospectively, cease recording changes in the fair value of the hedged item, and begin amortization of any basis adjustments that exist related to the hedged item.

We also have derivatives, primarily Floor Income Contracts and certain basis swaps, that we believe are effective economic hedges but do not qualify for hedge accounting treatment. These derivatives are classified as “trading” and as a result they are marked-to-market through earnings with no consideration for the fair value fluctuation of the economically hedged item.

The “gains (losses) on derivative and hedging activities, net” line item in the consolidated statements of income includes the unrealized changes in the fair value of our derivatives (except effective cash flow hedges which are recorded in other comprehensive income), the unrealized changes in fair value of hedged items in qualifying fair value hedges, as well as the realized changes in fair value related to derivative net settlements and dispositions that do not qualify for hedge accounting. Net settlement income/expense on derivatives that qualify as hedges are included with the income or expense of the hedged item (mainly interest expense).

Servicing Revenue

Servicing Revenue

Servicing revenue includes third-party loan servicing and Guarantor servicing revenue.

We perform loan servicing functions for third-parties in return for a servicing fee. Our compensation is typically based on a per-unit fee arrangement or a percentage of the loans outstanding. We recognize servicing revenues associated with these activities based upon the contractual arrangements as the services are rendered. We recognize late fees on third-party serviced loans as well as on loans in our portfolio according to the contractual provisions of the promissory notes, as well as our expectation of collectability.

We provide a full complement of administrative services to FFELP Guarantors including guarantee issuance through July 1, 2010, and account maintenance for Guarantor agencies. The fees associated with these services are recognized as the services are performed based on contractually determined rates.

Contingency Revenue

Contingency Revenue

We receive fees for collections of delinquent debt on behalf of clients performed on a contingency basis. Revenue is earned and recognized upon receipt of the delinquent customer funds.

We also receive fees from Guarantor agencies for performing default aversion services on delinquent loans prior to default. The fee is received when the loan is initially placed with us and we are obligated to provide such services for the remaining life of the loan for no additional fee. In the event that the loan defaults, we are obligated to rebate a portion of the fee to the Guarantor agency in proportion to the principal and interest outstanding when the loan defaults. We recognize fees received, net of an estimate of future rebates owed due to subsequent defaults, over the service period which is estimated to be the life of the loan.

Other Income

Other Income

Our Upromise subsidiary has a number of programs that encourage consumers to save for the cost of college education. We have established a consumer savings network which is designed to promote college savings by consumers who are members of this program by encouraging them to purchase goods and services from the companies that participate in the program (“Participating Companies”). Participating Companies generally pay Upromise fees based on member purchase volume, either online or in stores depending on the contractual arrangement with the Participating Company. We recognize revenue as marketing and administrative services are rendered based upon contractually determined rates and member purchase volumes.

Goodwill and Acquired Intangible Assets

Goodwill and Acquired Intangible Assets

We account for goodwill and acquired intangible assets in accordance with the applicable accounting guidance. Under this guidance goodwill is not amortized but is tested periodically for impairment. We test goodwill for impairment annually as of October 1 at the reporting unit level, which is the same as or one level below a business segment. Goodwill is also tested at interim periods if an event occurs or circumstances change that would indicate the carrying amount may be impaired.

We assess qualitative factors to determine whether it is “more-likely-than-not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The “more-likely-than-not” threshold is defined as having a likelihood of more than 50 percent. If, after assessing relevant qualitative factors, we conclude that it is “more-likely-than-not” that the fair value of a reporting unit as of October 1 is less than its carrying amount, we will complete Step 1 of the goodwill impairment analysis. Step 1 consists of a comparison of the fair value of the reporting unit to the reporting unit’s carrying value, including goodwill. If the carrying value of the reporting unit exceeds the fair value, Step 2 in the goodwill impairment analysis is performed to measure the amount of impairment loss, if any. Step 2 of the goodwill impairment analysis compares the implied fair value of the reporting unit’s goodwill to the carrying value of the reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner consistent with determining goodwill in a business combination. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to that excess.

Other acquired intangible assets include but are not limited to tradenames, customer and other relationships, and non-compete agreements. Acquired intangible assets with finite lives are amortized over their estimated useful lives in proportion to their estimated economic benefit. Finite-lived acquired intangible assets are reviewed for impairment using an undiscounted cash flow analysis when an event occurs or circumstances change indicating the carrying amount of a finite-lived asset or asset group may not be recoverable. If the carrying amount of the asset or asset groups exceeds the undiscounted cash flows, the fair value of the asset or asset group is determined using an acceptable valuation technique. An impairment loss would be recognized if the carrying amount of the asset (or asset group) exceeds the fair value of the asset or asset group. The impairment loss recognized would be the difference between the carrying amount and fair value. Indefinite-life acquired intangible assets are not amortized. We test these indefinite life acquired intangible assets for impairment annually as of October 1 or at interim periods if an event occurs or circumstances change that would indicate the carrying value of these assets may be impaired. The annual or interim impairment test of indefinite-lived acquired intangible assets is based primarily on a discounted cash flow analysis.

Restructuring Activities

Restructuring Activities

From time to time we implement plans to restructure our business. In conjunction with these restructuring plans, involuntary benefit arrangements, disposal costs (including contract termination costs and other exit costs), as well as certain other costs that are incremental and incurred as a direct result of our restructuring plans, are classified as restructuring expenses in the accompanying consolidated statements of income.

We sponsor the SLM Corporation Employee Severance Plan (the “Severance Plan”) which provides severance benefits in the event of termination of our full-time employees (with the exception of certain specified levels of management) and part-time employees who work at least 24 hours per week. The Severance Plan establishes specified benefits based on base salary, job level immediately preceding termination and years of service upon termination of employment due to Involuntary Termination or a Job Abolishment, as defined in the Severance Plan. The benefits payable under the Severance Plan relate to past service and they accumulate and vest. Accordingly, we recognize severance costs to be paid pursuant to the Severance Plan when payment of such benefits is probable and reasonably estimable. Such benefits, including severance pay calculated based on the Severance Plan, medical and dental benefits, outplacement services and continuation pay, have been incurred during the years ended December 31, 2012, 2011 and 2010, as a direct result of our restructuring initiatives. Accordingly, such costs are classified as restructuring expenses in the accompanying consolidated statements of income. See “Note 12 — Restructuring Activities” for further information regarding our restructuring activities.

Contract termination costs are expensed at the earlier of (1) the contract termination date or (2) the cease use date under the contract. Other exit costs are expensed as incurred and classified as restructuring expenses if (1) the cost is incremental to and incurred as a direct result of planned restructuring activities and (2) the cost is not associated with or incurred to generate revenues subsequent to our consummation of the related restructuring activities.

Accounting for Stock-Based Compensation

Accounting for Stock-Based Compensation

We recognize stock-based compensation cost in our consolidated statements of income using the fair value based method. Under this method we determine the fair value of the stock-based compensation at the time of the grant and recognize the resulting compensation expense over the vesting period of the stock-based grant.

Income Taxes

Income Taxes

We account for income taxes under the asset and liability approach which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and tax basis of our assets and liabilities. To the extent tax laws change, deferred tax assets and liabilities are adjusted in the period that the tax change is enacted.

“Income tax expense/(benefit)” includes (i) deferred tax expense/(benefit), which represents the net change in the deferred tax asset or liability balance during the year plus any change in a valuation allowance, and (ii) current tax expense/(benefit), which represents the amount of tax currently payable to or receivable from a tax authority plus amounts accrued for unrecognized tax benefits. Income tax expense/(benefit) excludes the tax effects related to adjustments recorded in equity.

If we have an uncertain tax position, then that tax position is recognized only if it is more likely than not to be sustained upon examination based on the technical merits of the position. The amount of tax benefit recognized in the financial statements is the largest amount of benefit that is more than fifty percent likely of being sustained upon ultimate settlement of the uncertain tax position. We recognize interest related to unrecognized tax benefits in income tax expense/(benefit), and penalties, if any, in operating expenses.

Earnings (Loss) per Common Share

Earnings (Loss) per Common Share

We compute earnings (loss) per common share (“EPS”) by dividing net income allocated to common shareholders by the weighted average common shares outstanding. Net income allocated to common shareholders represents net income applicable to common shareholders (net income adjusted for preferred stock dividends including dividends declared, accretion of discounts on preferred stock including accelerated accretion when preferred stock is repaid early, and cumulative dividends related to the current dividend period that have not been declared as of period end). Diluted earnings per common share is computed by dividing income allocated to common shareholders by the weighted average common shares outstanding plus amounts representing the dilutive effect of stock options outstanding, restricted stock, restricted stock units, and the outstanding commitment to issue shares under the Employee Stock Purchase Plan. See “Note 10 — Earnings (Loss) per Common Share” for further discussion.

Discontinued Operations

Discontinued Operations

A “Component” of a business comprises operations and cash flows that can be clearly distinguished operationally and for financial reporting purposes from the rest of the Company. When we determine that a Component of our business has been disposed of or has met the criteria to be classified as held-for-sale, such Component is presented separately as discontinued operations if the operations of the Component have been or will be eliminated from our ongoing operations and we will have no continuing involvement with the Component after the disposal transaction is complete. If a Component is classified as held-for-sale, then it is carried at the lower of its cost basis or fair value. Included within discontinued operations are the accounting results related to our purchasing delinquent and charged-off receivables on various types of consumer debt with a primary emphasis on charged-off credit card receivables and sub-performing and non-performing mortgage loans (Purchased Paper businesses), which have all been sold as of December 31, 2012. We are also presenting our Campus Solutions business, which was sold in the second quarter of 2013, and our 529 college savings plan administration business, for which the Company has entered into a definitive agreement of sale and which is anticipated to be sold in the fourth quarter of 2013, in discontinued operations for all periods presented. See “Note 17 — Discontinued Operations” for further discussion.

Statement of Cash Flows

Statement of Cash Flows

Included in our financial statements is the consolidated statement of cash flows. It is our policy to include all derivative net settlements, irrespective of whether the derivative is a qualifying hedge, in the same section of the statement of cash flows that the derivative is economically hedging.

As discussed in “Restricted Cash and Investments” of this Note 2, our restricted cash balances primarily relate to on-balance sheet securitizations. This balance is primarily the result of timing differences between when principal and interest is collected on the trust assets and when principal and interest is paid on the trust liabilities. As such, changes in this balance are reflected in investing activities.

Reclassifications

Reclassifications

Certain reclassifications have been made to the balances as of and for the years ended December 31, 2011 and 2010, to be consistent with classifications adopted for 2012, which had no effect on net income, total assets or total liabilities.